Income Taxes (Details) - Schedule of Income Taxes - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Income Taxes [Abstract]
Current income tax	$ 92,707	$ 291,881
Deferred income tax
Total income tax expense	$ 92,707	$ 291,881